Investments carried under the equity method	12 Months Ended
Dec. 31, 2017
Investments carried under the equity method [Abstract]
Investments carried under the equity method
Note 7.- Investments carried under the equity method

The table below shows the breakdown and the movement of the investments held in associates for 2017 and 2016:

Investments in associates	2017	2016
Initial balance	55,009	56,181
Share of (loss)/profit	5,351	6,646
Dividend distribution	(2,454)	(3,954)
Equity distribution	(549)	(3,099)
Currency translation differences	(1,573)	(765)
Final balance	55,784	55,009

There are no significant movement of the investments held in associates during the year 2017.

The tables below show a breakdown of stand-alone amounts of assets, revenues and profit and loss as well as other information of interest for the years 2017 and 2016 for the associated companies:

Company	% Shares	Non- current assets	Current assets	Non- current liabilities	Current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
Evacuación Valdecaballeros, S.L.	57.16	21,306	841	373	451	298	(708)	(730)	9,175
Myah Bahr Honaine, S.P.A.(*)	25.50	195,275	64,114	91,205	12,649	46,767	28,468	24,464	43,365
Pectonex, R.F. Proprietary Limited	50.00	3,904	-	-	2	-	(206)	(206)	3,244
Evacuación Villanueva del Rey, S.L	40.02	3,526	53	2,265	190	-	37	-	-
As of December 31, 2017		240,011	65,008	93,843	13,292	47,065	27,591	23,528	55,784

Company	% Shares	Non- current assets	Current assets	Non- current liabilities	Current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
Evacuación Valdecaballeros, S.L.	57.16	19,283	931	306	532	537	(545)	(565)	9,528
Myah Bahr Honaine, S.P.A.(*)	25.50	202,150	67,120	104,704	14,158	52,770	34,247	29,990	42,056
Pectonex, R.F. Proprietary Limited	50.00	3,730	-	-	1	-	(187)	(187)	3,425
Evacuación Villanueva del Rey, S.L	40.02	3,251	17	2,118	142	-	31	-	-
As of December 31, 2016		228,684	68,068	107,128	14,833	53,307	33,546	29,238	55,009

The Company has no control over Evacuación Valdecaballeros, S.L. as all relevant decisions of this company require the approval of a minimum of shareholders accounting for more than 75% of the shares.

None of the associated companies referred to above is a listed company.

(*) Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these consolidated financial statements. Share of profit of Myah Bahr Honaine S.P.A. included in these consolidated financial statements amounts to $6,238 thousand in 2017 and $7,647 thousand in 2016.